Label	Element	Value
Innovator McKinley Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001415726_SupplementTextBlock
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Institutional Class Prospectus

dated March 30, 2015 (as supplemented)

On February 12, 2016, the McKinley Diversified Income Fund (the “Predecessor Fund”) reorganized into the Fund (the “Reorganization”).  Following the Reorganization, the Predecessor Fund is the accounting and performance survivor.  Accordingly, as of February 16, 2016 (the “Effective Date”), the following changes are made to the Fund’s Institutional Class Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Innovator McKinley Income Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On the Effective Date, the “Performance Information” section in the Fund Summary portion of the Prospectus is deleted in its entirety and replaced with the following:

The following performance information provides some indication of the risks of investing in the Institutional Class shares of the Fund.  On February 12, 2016, the Fund acquired the McKinley Diversified Income Fund (the “Predecessor Fund”), a series of Professionally Managed Portfolios, in a reorganization (the “Reorganization”). The Predecessor Fund’s performance and financial history has been adopted by the Fund following the Reorganization. The Predecessor Fund was advised by McKinley Capital Management, LLC.  The bar chart below illustrates the Predecessor Fund’s annual return for its first year of operations.  The table below illustrates how the Predecessor Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.

The performance of the Institutional Class shares of the Fund is based off of the performance of the Investor Class shares of the Predecessor Fund. Institutional Class shares' returns of the Fund will be different from the Predecessor Fund as they have different expenses.  The Fund’s and the Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.innovatorfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Class shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatorfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the Fund’s highest quarterly return was 5.76% (quarter ended 6/30/14) and the Fund’s lowest quarterly return was (5.60)% (quarter ended 12/31/14).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*           *           *

Please keep this supplement for future reference.

This supplement is dated February 16, 2016.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2014
Innovator McKinley Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Innovator McKinley Income Fund | Dow Jones Utility Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Utility Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Innovator McKinley Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2014	rr_AnnualReturn2014	(1.00%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Innovator McKinley Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Innovator McKinley Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%